Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Deferred Tax Assets, Gross	$ 3,954,920	$ 4,386,184
Deferred Tax Assets, Operating Loss Carryforwards	2,494,887	3,156,960
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	10,712,376
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	1,756,107
Deferred Tax Assets, Valuation Allowance	3,954,920	4,386,184
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	1,546	2,448
Unrecognized Tax Benefits, Income Tax Penalties Accrued	332	0
Income Tax Examination, Penalties and Interest Accrued	17,268	16,055
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	20,073	$ 20,630
AOS Acquisition [Member]
Deferred Tax Assets, Gross				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards	$ 672,000			$ 4,455,525